PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Asset-Backed Securities 3.9%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.127%(c)	07/15/30	750	$750,000
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.677(c)	10/20/30	664	662,426
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	747	745,806
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32	1,000	994,434
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.669(c)	02/20/30	555	552,809
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.684(c)	04/17/30	475	473,770

Total Asset-Backed Securities (cost $4,158,389)				4,179,245
Corporate Bonds 84.7%
Advertising 0.3%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	402	325,801
Aerospace & Defense 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	309	301,294
Sr. Unsec’d. Notes	5.930	05/01/60	329	319,037
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	122	115,009
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	201	200,427
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	598	598,180
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	208	205,400
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	313	313,000
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	160	163,752

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes	4.625%	01/15/29	138	$124,418
Gtd. Notes	5.500	11/15/27	434	418,038
Sr. Sec’d. Notes, 144A	6.250	03/15/26	200	198,732
				2,957,287
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	282	251,439
Airlines 1.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	50	49,375
Sr. Sec’d. Notes, 144A	11.750	07/15/25	220	241,389
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	252	247,766
Sr. Sec’d. Notes, 144A	5.750	04/20/29	105	100,154

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	39,750
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	564	503,353
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	155	108,887
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	115	96,313
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	180	149,328
				1,536,315
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	43,595
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	478	366,965
				410,560

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.0%
Allison Transmission, Inc., Gtd. Notes, 144A	3.750%	01/30/31	9	$7,525
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	98	108,206
Ford Motor Co., Sr. Unsec’d. Notes	9.625	04/22/30	482	552,077
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	200	188,427
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	217	212,699
				1,068,934
Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	113	114,413
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	202	195,259
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	187	153,522
Sr. Unsec’d. Notes	5.625	06/15/28	35	33,334

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	212	174,696
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	152	146,759
				817,983
Banks 0.3%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	83	72,430
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	97	92,610
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	75	79,159
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	75	79,085
				323,284

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.6%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750%	08/01/28	115	$113,412
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	147	115,424
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	122	119,994
Griffon Corp., Gtd. Notes	5.750	03/01/28	105	99,232
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	87	83,506
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	50	51,418
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	95	79,959
Gtd. Notes, 144A	5.375	02/01/28	25	23,750

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	147	124,579
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	276	262,251
Sr. Sec’d. Notes, 144A	8.875	11/15/31	120	122,082
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	197	161,813
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	100	87,752
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	308	294,894

Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	7.250	01/15/31	30	30,000
				1,770,066
Chemicals 1.6%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	91	87,141
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	33,709
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	43	22,889

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	49,854
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	153	128,569
Gtd. Notes, 144A	5.750	11/15/28	36	32,584

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $69,750; purchased 04/09/19 - 01/12/21)(f)	10.250%	09/01/27(d)	75	$63,176
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	237	189,035
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	206,199
Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29	90	91,794
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	3	2,884
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	262	211,801
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	179,482
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	105	106,030
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	196	166,508
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	175	143,582
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	24,388
				1,739,625
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	108	102,870
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	35	36,531
				139,401
Commercial Services 5.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	104	98,100

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26	499	$485,131
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	302,357
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	413	380,008

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	520,686
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	46,877
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	222	199,081
APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	50	44,913
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	123	111,649
Gtd. Notes, 144A	5.375	03/01/29	175	157,539

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,490
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	44,727
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	122	107,454
Gtd. Notes, 144A	5.000	12/01/29	50	38,409

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	643	545,587
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	404	350,912
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	293	262,669
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	118	99,529
Sr. Unsec’d. Notes	4.000	05/15/31	189	161,934
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	346	293,720
Gtd. Notes	3.875	02/15/31	217	188,860
Gtd. Notes	4.875	01/15/28	75	72,106
Gtd. Notes	5.250	01/15/30	122	116,549

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	611	$613,630
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	75	76,780
				5,342,697
Computers 0.9%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	357	308,595
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	244	252,094
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	243	221,791
Gtd. Notes, 144A	5.125	04/15/29	122	111,731
Gtd. Notes, 144A	5.250	10/01/30	50	44,071
				938,282
Distribution/Wholesale 0.7%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	597	529,024
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	77,820
Sr. Sec’d. Notes, 144A	6.750	03/15/28	25	25,461

Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	165	170,181
				802,486
Diversified Financial Services 3.5%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	100	97,757
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	323	306,861
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	122	114,070
Gtd. Notes, 144A	9.250	12/01/28	70	71,904

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	342,031

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LD Holdings Group LLC, Gtd. Notes, 144A	6.125%	04/01/28	128	$90,055
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	113	99,829
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	50	43,149
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	175	178,008
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	50	51,260
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	376	324,892
Gtd. Notes, 144A	6.000	01/15/27	393	382,564
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	163	142,702
Sr. Unsec’d. Notes	6.750	06/25/25	93	93,674
Sr. Unsec’d. Notes	9.375	07/25/30	176	180,506
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	191	185,568
Gtd. Notes	7.125	03/15/26	399	402,226
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	122	105,966
Gtd. Notes, 144A	5.375	10/15/25	347	337,521
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	99	87,216
Gtd. Notes, 144A	4.000	10/15/33	138	111,505
				3,749,264
Electric 4.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	333	286,793
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	445	403,460
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	283	250,450
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	636	598,654
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	112	109,374
Gtd. Notes	6.625	01/15/27	30	29,801
Gtd. Notes, 144A	3.375	02/15/29	117	100,196
Gtd. Notes, 144A	3.625	02/15/31	172	141,247
Gtd. Notes, 144A	3.875	02/15/32	132	107,942

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Jr. Sub. Notes, 144A	10.250%(ff)	03/15/28(oo)	461	$455,609

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30	128	120,289
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	205	194,941
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	97	94,776
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	258	233,339
Gtd. Notes, 144A	5.000	07/31/27	398	379,125
Gtd. Notes, 144A	5.500	09/01/26	207	203,058
Gtd. Notes, 144A	5.625	02/15/27	677	660,288
				4,369,342
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	339	292,149
WESCO Distribution, Inc., Gtd. Notes, 144A	7.250	06/15/28	388	394,354
				686,503
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	232	232,549
Engineering & Construction 0.1%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	75	77,732
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	50	42,831
				120,563
Entertainment 3.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	549	546,068
Sr. Sec’d. Notes, 144A	7.000	02/15/30	489	489,616
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	288	253,023

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375%	05/01/26	134	$128,787
CDI Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	75	70,463
Churchill Downs, Inc., Gtd. Notes, 144A	6.750	05/01/31	50	49,124
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	197	198,056
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	100	89,526
Light & Wonder International, Inc., Gtd. Notes, 144A	7.500	09/01/31	50	50,752
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	270	241,615
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	62,445
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	458	435,992

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	147	104,532
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	331	296,409
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	237	214,246
Gtd. Notes, 144A	7.125	02/15/31	75	74,651
				3,305,305
Environmental Control 0.6%
Covanta Holding Corp.,
Gtd. Notes	5.000	09/01/30	50	40,926
Gtd. Notes, 144A	4.875	12/01/29	117	97,429
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	74	66,045
Gtd. Notes, 144A	4.375	08/15/29	224	197,680

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
GFL Environmental, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A	4.750%	06/15/29	160	$146,400
Sr. Sec’d. Notes, 144A	6.750	01/15/31	100	100,750
				649,230
Foods 1.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	147	130,306
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	487	424,079
Sr. Sec’d. Notes, 144A	8.000	09/15/28	180	183,904

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	84	68,215
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.625	01/15/32	388	317,303
Sr. Unsec’d. Notes	5.500	01/15/30	123	116,277
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	126	102,022
Gtd. Notes	4.250	04/15/31	382	330,824
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	243	217,074
Gtd. Notes, 144A	5.500	12/15/29	100	94,051
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	117	101,867
				2,085,922
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	155	148,016
Sr. Unsec’d. Notes	5.875	08/20/26	103	100,327
				248,343
Healthcare-Products 1.2%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	228	191,570
Sr. Sec’d. Notes, 144A	6.750	02/15/30	35	30,129

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29	935	$830,098
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	269	244,134
				1,295,931
Healthcare-Services 4.1%
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31	1,272	995,538
HCA, Inc., Gtd. Notes	7.500	11/06/33	75	81,698
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	129	112,950
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	810	531,439
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	412	388,702
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	190	184,456
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	448	434,141
Sr. Sec’d. Notes	4.250	06/01/29	935	837,712
Sr. Sec’d. Notes	4.375	01/15/30	756	675,675
Sr. Unsec’d. Notes	6.875	11/15/31	222	221,203
				4,463,514
Home Builders 3.5%
Adams Homes, Inc., Sr. Unsec’d. Notes, 144A	9.250	10/15/28	100	98,156
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	125	106,386
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	50	41,967
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	398	374,718
Gtd. Notes	7.250	10/15/29	331	320,137
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	222	187,475

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), (cont’d.)
Gtd. Notes, 144A	6.250%	09/15/27	316	$297,258
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	25,006
Gtd. Notes, 144A	3.875	08/15/29	117	101,764
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	100	93,709
Gtd. Notes, 144A	5.000	03/01/28	75	69,682
KB Home,
Gtd. Notes	4.800	11/15/29	222	202,736
Gtd. Notes	7.250	07/15/30	114	115,130
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	122	104,038
Gtd. Notes	4.950	02/01/28	25	23,748
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	172	151,145
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	420	392,700
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	235	218,827
Sr. Unsec’d. Notes	4.750	04/01/29	98	87,253

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	222	212,213
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	250	245,886
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	256	235,848
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	72,177
Gtd. Notes	5.700	06/15/28	15	14,274
				3,792,233
Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	239	207,289
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	377	326,068

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000%	12/31/27	217	$200,454
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	23,750
				550,272
Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	277	225,121
Gtd. Notes	4.375	02/01/32	188	149,322

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	640	401,785
				776,228
Insurance 0.2%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	11/15/25	132	130,370
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	138	125,195
				255,565
Internet 0.3%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	112	111,077
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	217	191,354
				302,431
Iron/Steel 0.5%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	50	50,533
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	98	98,290
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	186	181,042

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Commercial Metals Co., Sr. Unsec’d. Notes	4.375%	03/15/32	100	$85,529
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	100	103,420
				518,814
Leisure Time 4.1%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	880	833,800
Gtd. Notes, 144A	6.000	05/01/29	378	347,760
Gtd. Notes, 144A	7.625	03/01/26	146	146,794
Sr. Sec’d. Notes, 144A	4.000	08/01/28	195	175,744

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	112	112,748
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	530	502,175
Sr. Sec’d. Notes, 144A	5.875	02/15/27	139	134,222
Sr. Sec’d. Notes, 144A	8.125	01/15/29	50	50,750
Sr. Sec’d. Notes, 144A	8.375	02/01/28	108	111,308
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	157	148,365

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	230	208,437
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	157	159,747
Gtd. Notes, 144A	9.250	01/15/29	172	183,010
Sr. Sec’d. Notes, 144A	8.250	01/15/29	243	253,327
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	171	163,305
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	50	48,495
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	261	248,602
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	40	43,310
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	75	70,688
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	179	187,055

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	195	180,375

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Vista Outdoor, Inc., Gtd. Notes, 144A	4.500%	03/15/29	50	$47,707
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	75	69,933
				4,427,657
Lodging 1.4%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	75	66,432
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	243	204,116
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	77	73,978
Gtd. Notes	4.750	10/15/28	423	391,371
Gtd. Notes	5.500	04/15/27	228	220,951
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	225	212,906
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	400	353,546
				1,523,300
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	370	339,176
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	151	161,207
Sr. Sec’d. Notes, 144A	7.500	01/01/30	195	198,930

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	162	108,364
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	147	146,755
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	236,875
				852,131

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 7.8%
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	16	$15,988
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	760	625,319
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	825	688,752
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	662	516,642
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	505	404,475
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	367	308,206
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	46,839
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	47,577
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	400	370,981
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	122	119,295
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	137,255
Gtd. Notes, 144A	4.125	12/01/30	200	143,132
Gtd. Notes, 144A	4.500	11/15/31	200	142,154
Gtd. Notes, 144A	5.375	02/01/28	680	581,403
Gtd. Notes, 144A	5.500	04/15/27	200	177,406
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	500	283,114
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	1,251	29,551
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	1,235	30,304
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	614	280,178
Gtd. Notes	7.375	07/01/28	833	416,161
Gtd. Notes	7.750	07/01/26	275	163,912

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	285	283,003
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	399	376,745
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	100	85,117
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	22,245
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	41	36,273
Gtd. Notes, 144A	5.625	07/15/27	147	139,209

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500%	09/15/26	226	$168,163
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	826	387,057

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	340	296,356
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	176	154,376
Sr. Sec’d. Notes, 144A	5.125	02/15/25	320	316,728
Sr. Sec’d. Notes, 144A	6.625	06/01/27	371	365,627

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	205,000
				8,364,543
Mining 1.5%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	50	51,125
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	292	261,632
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	200	159,660
Gtd. Notes, 144A	8.625	06/01/31	200	159,500

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	74,312
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	103	97,979
Gtd. Notes, 144A	6.125	04/01/29	369	349,129

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	277	269,036
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	100	84,617
Gtd. Notes, 144A	4.750	01/30/30	125	113,577
				1,620,567

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/30	345	$297,744
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	100	102,000
				399,744
Oil & Gas 7.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	100,752
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	310	31
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	458	429,338
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	296	292,242
Gtd. Notes, 144A	9.000	11/01/27	94	119,006
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	27	27,120

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	213	219,124
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	601	579,203
Gtd. Notes, 144A	6.750	04/15/29	68	67,867

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	353	349,636
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	100	102,397
Gtd. Notes, 144A	8.625	11/01/30	225	233,437

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	276	274,714
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	124	107,715
Gtd. Notes, 144A	6.750	03/01/29	107	98,566
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26	74	73,516
Gtd. Notes, 144A	9.250	02/15/28	221	228,312
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	16	15,362

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	25	$24,804

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	50	50,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	204	191,722
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	258	240,719
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	369	342,346
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	165	160,689
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	92,421
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	67	69,022

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	197	188,135
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	187	178,118
Gtd. Notes, 144A	7.500	01/15/28	283	250,455
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	243	242,738
Gtd. Notes, 144A	9.125	01/31/30	255	255,678

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	50	51,340
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	227	202,881
Gtd. Notes, 144A	4.625	05/01/30	193	171,616

Permian Resources Operating LLC, Gtd. Notes, 144A	7.000	01/15/32	75	75,193
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	49	46,371
Gtd. Notes, 144A	7.125	01/15/26	50	49,746
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	100	98,414
Gtd. Notes, 144A	4.750	02/15/30	110	100,532
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	777	694,187
Gtd. Notes	5.375	02/01/29	25	23,796
Gtd. Notes	5.375	03/15/30	105	99,650
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	172	157,075
Gtd. Notes	4.500	04/30/30	141	126,862
Gtd. Notes	5.875	03/15/28	184	180,335

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Transocean, Inc., Gtd. Notes, 144A	7.250%	11/01/25	60	$59,025
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	50	50,250
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	50	50,112
Gtd. Notes	10.125	01/15/28	25	25,465
				7,868,035
Packaging & Containers 1.9%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	103,250
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	159,000
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	85	74,822
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	63,375
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	395	354,106
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	147	128,304
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	48,647
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	172	137,618
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	230	208,976

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	100	99,347
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	25	22,438
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	60	59,942
Gtd. Notes, 144A	6.625	05/13/27	25	24,743
Gtd. Notes, 144A	7.250	05/15/31	75	74,426

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	50	$45,517
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	24,718
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	314	331,317
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	43,588
				2,004,134
Pharmaceuticals 1.8%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	167	131,949
Gtd. Notes, 144A	5.125	03/01/30	257	204,589
Gtd. Notes, 144A	6.125	08/01/28	243	208,327

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	294	144,789
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.250	02/15/29	1,400	495,250
Sr. Sec’d. Notes, 144A	4.875	06/01/28	150	76,398

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	600	472,548
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	248	162,112
				1,895,962
Pipelines 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	111	104,393
Gtd. Notes, 144A	5.750	03/01/27	243	238,146
Gtd. Notes, 144A	5.750	01/15/28	129	124,942
Gtd. Notes, 144A	7.875	05/15/26	195	199,210
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	122	107,454
Gtd. Notes	4.500	10/01/29	25	23,315

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625%	10/15/28	208	$198,020
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	25	21,780
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	44,322
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	24,303
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	129	128,020
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	45	45,113
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	67	68,500
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	65	67,044

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	188	174,990
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	52,259
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	121	110,302
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	158	154,232
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	163	150,939
Gtd. Notes, 144A	6.000	03/01/27	138	132,572
Gtd. Notes, 144A	6.000	12/31/30	105	95,322
Gtd. Notes, 144A	6.000	09/01/31	50	45,093
Gtd. Notes, 144A	7.500	10/01/25	100	100,794
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	237	208,153
Sr. Sec’d. Notes, 144A	4.125	08/15/31	172	148,397
Sr. Sec’d. Notes, 144A	6.250	01/15/30	74	72,944
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	500	516,393
Sr. Sec’d. Notes, 144A	9.875	02/01/32	800	819,571
				4,176,523
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	289	276,877

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750%	09/01/30	50	$50,863
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	122	104,739
Gtd. Notes, 144A	4.375	02/01/31	222	184,382
Gtd. Notes, 144A	5.375	08/01/28	268	251,207

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	468	402,253
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.250	04/15/30	130	87,911
				1,358,232
Real Estate Investment Trusts (REITs) 1.2%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	218	155,373
Gtd. Notes	9.750	06/15/25	167	165,708
Sr. Unsec’d. Notes	4.750	05/01/24	259	246,211
Sr. Unsec’d. Notes	4.750	02/15/28	97	70,861
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	208	128,376
Gtd. Notes	4.625	08/01/29	140	100,068
Gtd. Notes	5.000	10/15/27	134	107,020

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	279	280,688
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	86	77,598
				1,331,903
Retail 4.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	177	152,220
Sec’d. Notes, 144A	4.375	01/15/28	100	92,644
Sr. Sec’d. Notes, 144A	3.875	01/15/28	258	237,489

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	75	62,562
At Home Group, Inc., Gtd. Notes, 144A	7.125	07/15/29	126	21,729

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750%	04/01/27	50	$44,462
Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30	25	24,978
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	293	294,396
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	112	98,027
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	425	440,937
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $23,188; purchased 08/04/22)(f)	5.375	04/01/26	25	23,887
Sr. Unsec’d. Notes, 144A (original cost $66,625; purchased 08/02/22 - 08/15/22)(f)	5.875	04/01/29	75	69,040
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	403	340,059
Sr. Sec’d. Notes, 144A	4.625	01/15/29	312	276,823

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	147	126,062
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	140	115,140
Gtd. Notes, 144A	3.875	10/01/31	283	223,608

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	287	240,704
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	436	380,867
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	99	99,797
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	122	92,568
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	157	119,792
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	64,944
Gtd. Notes, 144A	7.500	10/15/27	50	49,830

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	297	292,437
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	286	250,289

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27	153	$152,180
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	400	354,038

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	332	292,575
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	268	245,308
				5,279,392
Software 0.8%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	514	479,399
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	50	49,923
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	122	115,747
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	265	237,190
				882,259
Telecommunications 2.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	250	214,532
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $58,331; purchased 11/14/23)^(f)	0.000(s)	12/31/30	52	58,331
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $12; purchased 11/14/23)^(f)	0.000(s)	12/31/30	117	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $249; purchased 11/14/23)^(f)	0.000(s)	12/31/30	—(r)	249
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000(s)	12/31/30	5	—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $192,000; purchased 10/13/21)(f)	8.000	12/31/26(d)	200	4,000

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $260,880; purchased 10/18/23)(f)	13.000%	12/31/25(d)	372	$253,249
Sr. Sec’d. Notes, 144A (original cost $226,008; purchased 09/07/23)(f)	8.750	05/25/24	250	230,000

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)	525	10,500
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	190,900
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	493	455,157
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	752	421,120
Gtd. Notes, 144A	4.625	09/15/27	25	15,250
Sr. Sec’d. Notes, 144A	3.400	03/01/27	25	23,625
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	46,377

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	106	126,638
Sprint LLC, Gtd. Notes	7.625	03/01/26	228	236,487
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	402	386,207
Sr. Unsec’d. Notes, 144A	7.500	05/30/31	131	94,091
				2,766,713
Transportation 0.1%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	50	51,311
XPO, Inc., Gtd. Notes, 144A	7.125	06/01/31	25	25,259
				76,570
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	57	53,547

Total Corporate Bonds (cost $100,907,376)				91,253,846

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 1.2%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.207%(c)	04/21/28	120	$119,939
Chemicals 0.1%
Venator Finance Sarl, Term Loan, 3 Month SOFR + 10.000%	15.426(c)	10/12/28	121	118,507
Venator Materials LLC, Delayed Draw Term Loan, 1 Month SOFR + 8.000%	15.426(c)	10/12/28	13	12,447
				130,954
Electric 0.0%
Heritage Power LLC, Term Loan^	—(p)	07/20/26(d)	15	15,439
Insurance 0.2%
Acrisure LLC, 2021-1 Additional Term Loan, 3 Month LIBOR + 3.750%	9.400(c)	02/15/27	99	98,746
Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.713(c)	01/20/29	165	145,381
				244,127
Media 0.2%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26	139	100,108
Second Lien Term Loan	8.175	08/24/26	437	8,928

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	09/25/26	89	68,689
				177,725
Retail 0.1%
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28	49	48,193

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.2%
Boxer Parent Co., Inc., Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.963%(c)	02/27/26	50	$49,688
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	07/14/28	192	177,307
				226,995
Telecommunications 0.3%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	20	18,304
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27	30	28,200
Lumen Technologies, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.713(c)	03/15/27	30	18,200
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	419	259,454
Initial Term Loan- Second Lien, 3 Month SOFR + 7.114%	12.505(c)	10/01/29	150	41,687
				365,845

Total Floating Rate and Other Loans (cost $1,623,794)				1,329,217
U.S. Treasury Obligations 6.6%
U.S. Treasury Notes(k)	2.500	03/31/27	475	447,131
U.S. Treasury Notes(k)	2.625	05/31/27	165	155,487
U.S. Treasury Notes(k)	4.125	07/31/28	4,700	4,661,812
U.S. Treasury Notes	4.750	07/31/25	300	299,496
U.S. Treasury Notes	5.000	10/31/25	1,500	1,507,031

Total U.S. Treasury Obligations (cost $7,081,843)				7,070,957

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks 1.2%
Chemicals 0.5%
TPC Group, Inc.*^	6,118	$152,950
Venator Materials PLC*	59,620,875	417,346
		570,296
Electric Utilities 0.0%
Heritage Power LLC*^	2,134	26,974
Heritage Power LLC*^	94	1,188
Heritage Power LLC*^	2,456	1,228
		29,390
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $102,501; purchased 09/24/18 - 09/26/19)(f)	728	121,161
Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp.	4,472	359,146
Wireless Telecommunication Services 0.2%
Intelsat Emergence SA (Luxembourg)*	7,641	201,532

Total Common Stocks (cost $1,322,885)		1,281,525
Preferred Stock 0.5%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $590,708; purchased 05/15/21 - 02/09/22)^(f) (cost $591,794)	600	600,000

Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	798	4,987

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Units	Value
Rights* (Continued)
Wireless Telecommunication Services (cont’d.)
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	798	$3,192

Total Rights (cost $12)		8,179

Total Long-Term Investments (cost $115,686,093)		105,722,969

	Shares
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $1,326,191)(wb)	1,326,191	1,326,191

TOTAL INVESTMENTS 99.3% (cost $117,012,284)		107,049,160
Other assets in excess of liabilities(z) 0.7%		734,891

Net Assets 100.0%		$107,784,051

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $864,538 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,662,775. The aggregate value of $1,482,948 is 1.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Mar. 2024	$2,862,453	$9,353
31	5 Year U.S. Treasury Notes	Mar. 2024	3,312,398	20,548
12	10 Year U.S. Treasury Notes	Mar. 2024	1,317,563	8,530
				38,431
Short Positions:
3	20 Year U.S. Treasury Bonds	Mar. 2024	349,313	(3,840)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	123,000	(1,634)
				(5,474)
				$32,957
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	3,400	$(47,267)	$(63,896)	$(16,629)

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Credit default swap agreements outstanding at November 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,089	4.029%	$8,833	$53,170	$44,337
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Total return swap agreement outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	BNP	12/20/23	(1,472)	$22,218	$842	$21,376
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).